Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of Short-Term Loans

(a) Short-term loans:

		March 31, 2020	September 30, 2019
		(Unaudited)
Ningxia Bank	(1)	$-	$420,268
Xi’an Bank	(2)	-	560,358
Bank of Beijing	(3)	550,103	686,438
Agricultural Bank of China	(4)	111,691	-
Xi’an Guosen Micro-Credit Co., Ltd.	(5)	705,260	280,178
WeBank Co., Ltd.	(6)	-	105,067
Xi ’an Xinchang Small Loan Co. Ltd.	(7)	82,280	-
China Construction Bank	(8)	14,105	-
Total short-term loans		$1,463,439	$2,052,309

(1) On January 30, 2019, the Company’s VIE , Xi’an App-Chem , entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity

(2) On November 23, 2018, the Company’s VIE, Xi’an App-Chem entered into a loan agreement with Xi’an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Xi’an Bank as collateral to safeguard these loans. The loan was repaid in full upon maturity.

(3) On August 7, 2019, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Beijing Bank to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.

On August 8, 2019, the Company’s VIE, Xi’an Shanfang entered into another loan agreement with Beijing Bank to borrow RMB900,000 (equivalent to US$128,351) as working capital for one year, with maturity date on August 4, 2020 and interest rate of 4.51% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu used his personal bank savings to provide credit guarantee to safeguard this loan. The loan was subsequently fully repaid upon maturity.

(4) On February 27, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Agriculture Bank of China, to borrow RMB791,840 (equivalent to US$111,691) as working capital for two months with interest rate of 4.35% per annum. This loan was fully paid on April 30, 2020.

(5) On July 1, 2019, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on December 27, 2019 and interest rate of 17% per annum. The loan was fully repaid upon maturity.

On December 16, 2019, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on July 15, 2020 with interest rate of 17% per annum. The loan was subsequently fully repaid upon maturity.

On January 22, 2020, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB3.0 million (equivalent to US$0.4 million) as working capital for four months, with maturity date on May 21, 2019 and interest rate of 24% per annum. The loan was subsequently fully repaid upon maturity.

(6) On December 12, 2018, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB750,000 (equivalent to US$0.1 million) as working capital for one year, with maturity date on December 12, 2019 and a daily interest rate of 0.05%. The loan was fully repaid upon maturity.

(7) On October 14, 2019, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement Xi ’an Xinchang Small Loan Co. LTD, to borrow RMB583,335 (equivalent to US$82,280) as working capital for one year, with maturity date on October 14, 2020 and a daily interest rate of 0.05%. The loan was subsequently repaid upon maturity.

(8) On January 19, 2020, the Company’s VIE, Tongchuan Haoren entered into a loan agreement with China Construction Bank to borrow RMB100,000 (equivalent to US$14,105) as working capital for one year, with maturity date on January 19, 2021 and interest rate of 5.0% per annum.

(a) Short-term loans:

		As of September 30,
		2019	2018

Xi’an Bank	(1)	$560,358	$582,403
Chongqing Bank	(2)	-	728,003
Beijing Bank	(3)	686,438	436,802
Shanghai Pudong Development Bank Co., Ltd.	(4)	-	43,326
Industrial Bank Co., Ltd.	(5)	-	582,403
Xi’an De Yu Rong Commercial Factoring Co., Ltd.	(6)		266,935
WeBank Co., Ltd.	(7)	105,067	-
Ningxia Bank	(8)	420,268	-
Xi’an Guosen Micro-Credit Co., Ltd.	(9)	280,178	-
Total short-term loans		$2,052,309	$2,639,872

(1) On November 23, 2017, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Tumen Branch of Xi’an Bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2018. The loan bears an interest rate of 5.655% per annum. The loan was repaid in full upon maturity.

On November 23, 2018, Xi’an App-Chem entered into another agreement with Xi’an bank to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on October 22, 2019. The loan bears an interest rate of 5.655% per annum. The loan was repaid in full upon maturity.

For the loans borrowed from Xi’an bank in 2017 and 2018, a third-party guarantee company provided guarantee to these loans. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Xi’an Bank as collateral to safeguard these loans.

(2) On January 4, 2018, the Company’s VIE, Xi’an App-Chem entered into a loan agreement with Chongqing bank to borrow RMB5.0 million (equivalent to $0.7 million) as working capital for one year, with maturity date on January 4, 2019. The loan bears an interest rate of 5.655% per annum.. This loan was guaranteed by a third-party guarantee company. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan. Mr. Hu and and his wife Ms. Jing Liu jointly pledged their personal residence property as collateral to provide further guarantee to this loan. The Company also pledged certain free patent owned by the Company as additional guarantee to this loan. The loan was fully repaid upon maturity.

(3) On June 27, 2018, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Beijing Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on June 27, 2019 and interest rate of 5.655% per annum. A third-party guarantee company provided guarantee to this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, pledged his personal residence property as collateral to safeguard this loan. The loan was fully repaid upon maturity.

On August 7, 2019, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Beijing Bank to borrow RMB4.0 million (equivalent to US$0.6 million) for one year, with maturity date on August 26, 2020 and interest rate of 5.22% per annum. A third-party guarantee company provided guarantee to this loan. In addition, The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity.

On August 8, 2019, the Company’s VIE, Xi’an App-Chem entered into another loan agreement with Beijing Bank to borrow RMB900,000 (equivalent to US$126,080) as working capital for one year, with maturity date on August 4, 2020 and interest rate of 4.51% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu used his personal bank savings to provide credit guarantee to safeguard this loan. The loan was fully repaid upon maturity.

(4) On April 25 2018, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shanghai Pudong Development Bank Co. Ltd to borrow RMB500,000 (equivalent to US$72,800) as working capital for one year, with maturity date on April 26, 2019 and an interest rate of 9.7875% per annum. As of September 30, 2018, the balance of this loan was RMB 297,573 (or $43,326) due to partially repayment. The loan was fully repaid upon maturity.

(5) On July 5, 2018, the Company’s VIE, Xi’an App-Chem entered into a loan agreement with Fenglin Green River Branch of Industrial Bank Co., Ltd. to borrow RMB4.0 million (equivalent to $0.6 million) as working capital for one year, with maturity date on July 4, 2019. The loan bears an interest rate of 5.655% per annum. The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. The loan was fully repaid upon maturity

(6) On August 15 2018, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi ‘an Deyu Rong Commercial Factoring Co. Ltd. to borrow RMB1.8 million (equivalent to US$0.3 million) as working capital for one year, with maturity date on August 7, 2019 and a fixed annual interest of RMB312,610 (equivalent to US$45,459). The loan was fully repaid upon maturity.

(7) On December 12, 2018, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB750,000 (equivalent to US$0.1 million) as working capital for one year, with maturity date on December 12, 2019 and a daily interest rate of 0.05%. The loan was fully repaid upon maturity.

(8) On January 30, 2019, the Company’s VIE , Xi’an App-Chem , entered into a loan agreement with Ningxia Bank to borrow RMB3.0 million (equivalent to $0.4 million) as working capital for one year, with maturity date on January 29, 2020. The loan bears an interest rate of 7.4% per annum. The loan was guaranteed by a third-party guarantee company. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu, also pledged his proportionate ownership interest in Xi’an App-chem with Ningxia Bank as collateral to safeguard this loan. The loan was fully repaid upon maturity

(9) On July 1, 2019, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB2.0 million (equivalent to US$0.3 million) as working capital for six months, with maturity date on December 27, 2019 and interest rate of 17% per annum. The loan was fully repaid upon maturity.

Schedule of Long-Term Loans

(b) Long-term loans:

		March 31, 2020	September 30, 2019
		(Unaudited)
Xi’an Investment Holding Co., Ltd.	(9)	$2,115,781	$2,101,341
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(10)	1,128,416	1,120,715
Webank Co., Ltd.	(11)	40,552	-
Total		3,284,749	3,222,056
Less: current portion of long-term loans		3,261,828	1,821,162
Total long-term loans		$22,921	$1,400,894

(9) On February 14, 2017 and on December 13, 2017, the Company’s VIE, Xi’an App-Chem entered into loan agreements with third-party Xi’an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest rate ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem and his personal bank savings as collateral to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.

(10) On June 26, 2017, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government .

(11) On January 19, 2020, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB287,500 (equivalent to US$40,552) as working capital for two years, with maturity date on January 30, 2022 and a daily interest rate of 0.05%.

(b) Long-term loans:

		As of September 30,
		2019	2018

Xi’an Investment Holding Co., Ltd.	(10)	$2,101,341	$2,184,010
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(11)	1,120,715	1,164,806
Total		3,222,056	3,348,816
Less: current portion of long-term loans		1,821,162	-
Long-term loans		$1,400,894	$3,348,816

(10) On February 14, 2017 and on December 13, 2017, the Company’s VIE, Xi’an App-Chem entered into loan agreements with third-party Xi’an Investment Holdings Co., Ltd., to borrow an aggregate of RMB 15.0 million (approximately $2.2 million) as working capital for three years, with interest are ranging from 2% to 4% per annum. Among the total RMB 15.0 million loans, RMB5.0 million (equivalent to US$0.7 million) will mature on February 13, 2020 and RMB10.0 million (approximately $1.5 million) will mature on December 12, 2020. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem and his personal bank savings as collaterals to safeguard these loans. As of September 30, 2019, RMB 5 million ($700,447) to be matured on February 13, 2020 was reclassified as current portion of long term loans. The loan matured on February 12, 2020 but not repaid on time due to COVID-19 impact. The loan payment term has subsequently been extended to December 2020 in accordance with a COVID-19 relief notice issued by local government.

(11) On June 26, 2017, the Company’s VIE, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.1 million) as working capital for three years, with maturity date on June 25, 2020 and, an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral safeguard this loan. As of September 30, 2019, this loan was reclassified as current portion of long term loans. The loan matured on June 26, 2020 and not repaid on time due to COVID-19 impact. The Company is now negotiating with the Lender to extend the loan repayment date for additional 12 months in accordance with a COVID-19 relief notice issued by local government .

Schedule of Third Party Loans

(c) Third party loans

		March 31, 2020	September 30, 2019
		(Unaudited)
Wei Wang	(12)	$423,156	$420,268
Xueyan Zhou	(12)	-	3,923
Shaanxi Keyi Technology Co. Ltd.	(12)	70,526	-
Biyun Xue	(12)	9,380
Total third-party loans		$503,062	$424,191

(12) During the Company’s normal course of business, the Company also borrows funds from several third-party individuals or third party company as working capital. These borrowings are short-term, interest free and payable on demand. As of March 31, 2020 and September 30, 2019, loans payable to third-parties amounted to $503,062 and $424,191, respectively. The March 31,2020 third-party loans balance has been fully repaid upon maturity as of the date of this filing.

(c) Third party loans

		As of September 30,
		2019	2018

Wei Wang	(12)	$420,268	$436,802
Xueyan Zhou	(12)	3,923	4,077
Chanping Song	(12)	-	101,920
Total third-party loans		$424,191	$542,799

(12) During the Company’s normal course of business, the Company also borrows funds from several third-party individuals as working capital. These borrowings are short-term, interest free and payable on demand. As of September 30, 2019 and 2018, loans payable to third-parties amounted to $424,191 and $542,799, respectively.